Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 66	$ 28
Less: accumulated depreciation	(7)	(1)
Property and equipment, net	59	27
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	59	26
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7	$ 2